NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

Received SEC
SEP 28 2010
Washington, DC 20549

10013459

CERT NYS
001-34879

September 28, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 21, 2010 the NYSE Amex LLC (the "Exchange") received from Nuveen Diversified Commodity Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Units of Beneficial Interest ("Shares")
of Nuveen Diversified Commodity Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance